Goodwill (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill, Impairment Loss	$ 18,543	$ 34,964	$ 0
Goodwill	23,352	41,500	56,879
Applied Technologies Segment [Member]
Goodwill, Impairment Loss		30,067
Goodwill	23,352
On Road Segment [Member]
Goodwill, Impairment Loss		$ 4,897